Borrowings (Details) - USD ($)	Aug. 17, 2020	Jul. 23, 2020
Borrowings [Line Items]
Maturity term		66 months
Term Loans [Member]
Borrowings [Line Items]
Total facility	$ 239,499	$ 240,211
Maturity term	180 months
Interest Rate	3.20%	3.50%